CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Revenue
Total revenue	$ 305,102	$ 201,207
Cost of Revenue
Amortization of acquired intangible assets	19,538	8,350
Total cost of revenue	121,065	73,560
Gross Profit	184,037	127,647
Operating Expenses
Research and development	61,882	42,523
Sales and marketing	53,605	34,398
General and administrative	51,799	28,001
Acquisition-related expenses	26,709	15,577
Amortization of acquired intangible assets	31,129	20,061
Total operating expenses	225,124	140,560
Loss from operations	(41,087)	(12,913)
Interest and other expense, net	(67,554)	(20,846)
Loss on extinguishment of debt		(4,604)
Total other expenses	(67,554)	(25,450)
Loss before income tax benefit	(108,641)	(38,363)
Income tax benefit	(7,271)	(8,245)
Net loss	(101,370)	(30,118)
Other comprehensive income (loss), net
Net change in unrealized loss on investments	(7)	(2,777)
Net foreign currency translation gains (losses)	233	(73)
Total other comprehensive income (loss), net	226	(2,850)
Comprehensive loss	(101,144)	(32,968)
Subscription
Revenue
Total revenue	243,981	153,634
Cost of Revenue
Total cost of revenue	59,113	33,537
Professional
Revenue
Total revenue	61,121	47,573
Cost of Revenue
Total cost of revenue	$ 42,414	$ 31,673